Note 18 - Interest and Finance Costs	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Interest Finance Costs [Text Block]

18. Interest and Finance Costs:

The Interest and finance costs in the accompanying consolidated statements of operations are as follows:

	For the year ended December 31,
	2020	2021	2022
Interest expense	$66,526	$72,261	$107,205
Interest capitalized	(3,274)	(465)	-
Derivatives’ effect	1,323	6,417	(483)
Amortization and write-off of financing costs	3,645	6,520	10,255
Amortization of excluded component related to cash flow hedges	-	-	1,286
Bank charges and other financing costs	482	1,314	3,970
Total	$68,702	$86,047	$122,233